Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Income Statement [Abstract]
Income tax provision	$ 47,045	$ 0	$ 118,681
Gain on disposal of discontinued operations, income tax provision	$ 229,553	$ 0	$ 0